Commitments (Details) $ in Thousands	Mar. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Lease commitments for variable lease payments and short-term leases for which recognition exemption has been used	$ 8,000
Payment processors
Disclosure of detailed information about borrowings [line items]
Contractual commitments	32,730
Service providers
Disclosure of detailed information about borrowings [line items]
Contractual commitments	$ 60,579